Contingencies, commitments and restrictions on the distribution of profits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure For Contingencies Commitments And Restrictions On Distribution Of Profits [Abstract]
Schedule of commitments
Country	Concession	Number of Airports	Concession Start Date	Current Concession End Date	Extension Details
Argentina	AA2000	35[1]	1998	2028	10 years
	NQN	1	2001	2021	5 years
	BBL	1	2008	2033	10 years
Italy	TA (SAT)	1	2006 (2014)	2046
	TA (ADF)	1	2003 (2014)	2043
Brazil	ICASGA	1	2012	2040	5 years
	ICAB	1	2012	2037	5 years
Uruguay	Puerta del Sur	1	2003	2033
	CAISA	1	1993 (2008)	2019
Ecuador	TAGSA	1	2004	2024
	ECOGAL	1	2011	2026
Armenia	AIA	2	2002	2032	Option to renew every 5 years
Peru	AAP	5	2011	2036	Extendable to 2071
Total		52

1.	Includes Termas de Rio Hondo Airport, which is operated by AA2000 but is pending government approval to be included in the AA2000 concession.

Schedule of performance bonds in the amounts and for the events
Event	Amount of the Performance Bond (in R$)	Amount of the Performance Bond (in USD)
Natal Concession Agreement
Phase I of the Natal Concession Agreement	65 million	19.7 million
Phase II of the Natal Concession Agreement (from the formal commencement of Phase II until the end of the contract)	6.5 million	1.9 million
Current amount of Phase II	11.9 million	3.6 million
Investment Trigger of the Natal Concession Agreement	10% of the amount of planned investments

Brasilia Concession Agreement
During Phase I-B of the Brasilia Concession Agreement	266.7 million	80.6 million
After completion of Phase I-B of the Natal Concession Agreement or at the termination of the contract	133.3 million	40.3 million
Current amount of Phase II	188.5 million	56.9 million
Investment Trigger of the Brasilia Concession Agreement	10% of the amount of planned investments
Upon termination of the Brasilia Concession Agreement, for a period of 24 months after the termination of the agreement.	19.1 million	5.8 million

Schedule of equity Luxembourg laws and regulations
	At December 31, 2017	At December 31, 2016	At December 31, 2015
Share capital	1,500,000	20	20
Legal reserve	2	2	-
Free distributable reserves	385,055	1,907,328	330,007
Retained earnings	31,206	27,723	56,388
Total equity in accordance with Luxembourg law	1,916,263	1,935,073	386,415